SCHEDULE OF LEASE COST RECOGNIZED IN CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases cost excluding short-term rental expense	$ 712,280	$ 545,166	$ 315,972
Short-term lease cost	498,296	966,084	1,049,031
Total	$ 1,210,576	$ 1,511,250	$ 1,365,003